SHARE CAPITAL - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	9 Months Ended
	Feb. 24, 2021	Jan. 26, 2021	Dec. 23, 2019	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Shares issued				111,127,690	111,127,690		83,184,843
Proceeds from issuance shares					$ 2,709	$ 23,490
Remaining shares held under purchase commitment				8,632,824	8,632,824
Sale of offering units	9,585,250	7,419,354
Offering price per share	$ 2.40	$ 1.55
Gross proceeds from offerings	$ 23,005	$ 11,500
Net issuance costs	$ 21,093	$ 10,231				488
Exercise price per share	$ 3.00	$ 2.00
Broker warrants to purchase common stock	670,967	518,234
Common stock price per share	$ 3.00	$ 1.9375
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued				6,981,048	6,981,048
Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Shares issued			9,729,777	200,000	200,000
Proceeds from issuance shares			$ 35,000	$ 329	$ 5,200	$ 2,700
Remaining shares held under purchase commitment				2,748,729	2,748,729
Amount for shares remaining under purchase agreement				$ 29,800	$ 29,800